Consolidated Statement of Cash Flows - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit for the year
Continuing operations	₺ 2,037,759	₺ 1,585,967	₺ 1,536,215
Discontinued operations		(42,164)	367,336
Profit for the year including discontinued operations	2,037,759	1,543,803	1,903,551
Adjustments for:
Depreciation and impairment of property, plant and equipment and investment properties	1,501,579	1,281,539	1,118,499
Amortization of intangible assets	1,095,401	921,812	549,251
Net finance income	165,387	(117,598)	(515,040)
Fair value adjustments to derivatives	(562,562)	(383,452)
Income tax expense	571,758	423,160	667,112
Gain on sale of property, plant and equipment	(33,837)	(25,010)	(13,141)
Unrealized foreign exchange losses on operating assets	966,340	545,287	579,372
Provisions	980,040	197,543	196,588
Share of losses/(profits) of discontinued operations		42,164	(367,336)
Deferred revenue	131,486	(20,350)	8,095
Adjustments to reconcile profit (loss)	6,853,351	4,408,898	4,126,951
Change in trade receivables	613,404	1,197,053	(821,208)
Change in due from related parties	1,107	7,514	3,907
Change in receivables from financial services	(1,931,538)	(2,396,372)
Change in inventories	27,871	(62,090)	(4,526)
Change in other current assets	(198,268)	643,444	(771,583)
Change in other non-current assets	15,012	78,770	(70,030)
Change in due to related parties	(4,099)	4,302	(20,530)
Change in trade and other payables	(507,043)	(2,733,901)	348,472
Change in other non-current liabilities	(82,018)	(14,477)	(14,088)
Change in employee benefit obligations	(18,627)	15,151	5,125
Changes in other working capital	(265,518)	29,286	23,423
Cash generated from operations	4,503,634	1,177,578	2,805,913
Interest paid	(909,881)	(434,521)	(153,529)
Income tax paid	(492,487)	(135,920)	(751,078)
Net cash inflow from operating activities	3,101,266	607,137	1,901,306
Cash flows from investing activities:
Acquisition of property, plant and equipment	(2,937,195)	(2,572,401)	(2,135,358)
Acquisition of intangible assets	(1,172,847)	(855,097)	(2,461,612)
Proceeds from sale of property, plant and equipment	58,740	49,639	24,192
Proceeds from currency option contracts			1,070
Proceeds from advances given for acquisition of property, plant and equipment	205,580	(209,686)	228,070
Proceeds from financial assets			19,350
Payments for held to maturity investment	(11,992)
Interest received	553,066	610,837	761,328
Net cash outflow from investing activities	(3,304,648)	(2,976,708)	(3,562,960)
Cash flows from financing activities:
Acquisition of non-controlling interest			(267,920)
Capital decrease in subsidiaries		(9,000)
Proceeds from issues of loans and borrowings	24,102,643	9,381,318	4,866,381
Proceeds from issues of bonds	209,808	167,500	1,439,862
Repayment of borrowings	(22,265,088)	(4,932,768)	(6,551,001)
Repayment of bonds	(379,660)
Dividends paid to shareholders	(2,990,706)		(3,925,000)
Dividends paid to non-controlling interest in subsidiaries	(60,222)	(51,416)	(100,515)
Acquisition of treasury shares		(65,607)
(Increase)/decrease in cash collateral related to loans	(183,518)	349,004	(349,243)
Net cash (outflow)/inflow from financing activities	(1,566,743)	4,839,031	(4,887,436)
Net (decrease)/increase in cash and cash equivalents	(1,770,125)	2,469,460	(6,549,090)
Cash and cash equivalents at 1 January	6,052,352	2,918,796	9,031,881
Effects of exchange rate changes on cash and cash equivalents	430,106	664,096	436,005
Cash and cash equivalents at 31 December	₺ 4,712,333	₺ 6,052,352	₺ 2,918,796